Trust Activities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trust activities [line items]
Debt securities and certificates of participation in financial trusts	$ 950,899	$ 1,034,155
Assets transferred by the Bank	11,680	18,708
Assets managed by the Bank	2,721,267	3,942,468
Bank Trust [member]
Disclosure of trust activities [line items]
Assets managed by the Bank	$ 17,810,671	$ 23,690,901